SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2020
Disclosure Of Cash Flow Statement Explanatory [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

17. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	December 31, 2020	December 31, 2019
Cash	$50,745	$68,994
Short-term deposits	1,957	187
	$52,702	$69,181

The short-term deposits are used as collateral for the Company's credit cards and to earn interest. Short term deposits are highly liquid investments that are readily convertible to known amounts of cash.

Changes in non-cash working capital:

	Year ended	Year ended
	December 31, 2020	December 31, 2019
Accounts receivable	$(1,895)	$1,139
Prepaid expenses	(98)	(277)
Accounts payable and accrued liabilities	2,290	(4,403)
Advances from joint venture partners	(310)	460
	$(13)	$(3,081)

The significant non-cash investing and financing transactions during the year ended December 31, 2020 included:

a. Recorded $399 for the issuance of 103,271 common shares for the acquisition of royalty and other property interests (Note 9);

b. Recorded $136 for the issuance of 52,000 common shares for the acquisiton of a royalty interest (Note 9);

c. Recorded a gain of $31 related to fair value adjustments on financial instruments classified as fair value through other comprehensive income;

d. Reclassification of $1,211 from reserves to capital stock for options exercised;

e. Adjusted non-current assets and liabilities for $234 related to cumulative translation adjustments ("CTA"), of which $209 relates to CTA gain on royalty interest, $6 relates to a CTA loss on deferred tax assets, and $31 relates to CTA gain in the net assets of a subsidiary with a functional currency different from the presentation currency;

f. Reclassification of $796 from strategic investments to investments; and

g. Received common shares of NCM for settlement of $405 of loans receivable.

The significant non-cash investing and financing transactions during the year ended December 31, 2019 included:

a. Reclass of $1,035 from reserves to share capital for options exercised; and

b. Adjusted non-current assets and liabilities for $533 related to CTA, of which $616 relates to CTA loss on royalty interest, $88 relates to a CTA gain on deferred tax asset and $5 relates to CTA gain in the net assets of a subsidiary with a functional currency different from the presentation currency.